Note C - Swivel Secure Europe, SA Acquisition - Identifiable Intangible Assets Acquired (Details) - Swivel Secure Europe [Member]	Mar. 08, 2022 USD ($)
Intangible Assets, Amount	$ 762,860
Customer Relationships [Member]
Intangible Assets, Amount	$ 762,860
Estimated useful life (Year)	7 years